COMPANY'S OPERATIONS - Treasury shares cancelled (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Feb. 28, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
COMPANY'S OPERATIONS [Line Items]
Treasury shares cancelled
Treasury shares		R$ 1,484,014	R$ 2,120,324	R$ 218,265
Number of shares outstanding		1,324,117,615,000	1,361,263,584,000
Equity attributable to owners of parent [member]
COMPANY'S OPERATIONS [Line Items]
Treasury shares cancelled
Treasury shares cancelled [Member]
COMPANY'S OPERATIONS [Line Items]
Resolution to cancel common shares	37,145,969
Average price of common shares	R$ 40.84
Treasury shares cancelled	R$ 1,517,224
Treasury shares
COMPANY'S OPERATIONS [Line Items]
Treasury shares cancelled		R$ 1,517,224
Treasury shares	R$ 9,269,281
Number of shares outstanding	1,324,117,615	34,765,600,000	51,911,569,000